CORNERCAP
EMERGING GROWTH FUND

SEMIANNUAL REPORT TO SHAREHOLDERS

A Series of
CornerCap Group of Funds
A "Series" Investment Company

FOR THE PERIOD JULY 31, 2000 TO
SEPTEMBER 30, 2000

The Peachtree, Suite 1700 25 1355 Peachtree Street, NE Atlanta, Georgia 30309	Advisor: (800) 728-0670 Administrator: (888) 81-FUNDS Telecopier: (404) 870-0770

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2000 (Unaudited)

Shares		Value (Note 1-A)
	COMMON STOCKS – 90.7%

4,500	Apparel - 1.1% Cutter & Buck, Inc. *	$ 55,968

25,000 6,700 10,000	Food - 2.1% AgriBioTech, Inc. * Embrex, Inc. * US Home & Garden *	375 88,775 18,750
		107,900

5,850	Publishing -2.0% Advanced Marketing Services	103,106

3,960	Home Furnishings/Appliances - 0.2% Rowe Companies	12,375

17,000	Media - 1.2% New Frontier Media, Inc. *	61,625

4,500 12,000 5,000	Miscellaneous Consumer Discretionary - 2.8% Jakks Pacific, Inc. * Media Arts Group, Inc. * New Horizons Learning Centers *	42,328 40,500 60,000
		142,828
17,100 1,000 1,300	Retail/Wholesale - Non-food/Drug - 3.5% Ezcony Interamerica * Freemarkets, Inc. * Purchasepro.com *	8,550 57,125 114,237
		179,912

13,017	Drug Industry - 1.9% Interpore International *	97,627

10,000 6,800	Medical Care and Services - 6.5% Laser Vision Centers, Inc. * RehabCare Group, Inc.	43,437 289,000
		332,437

27,900 46,000 4,500 20,000 7,100 11,000 3,900	Medical Products - 12.5% Abaxis, Inc. * Dexterity Surgical, Inc. * Immucor, Inc. Innerdyne, Inc. * Merit Medical Systems * Misonix, Inc. * Polymedica Corp. *	106,425 18,687 13,500 140,000 44,818 99,000 167,212
		643,644

95,000	Autos/Tires/Trucks - 0.5% Soligen Tech, Inc. *	26,125

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2000 (Unaudited)

Shares		Value (Note 1-A)
	COMMON STOCKS – 90.7%

3,800 14,000 2,600 5,000 3,300	Industrial Products/Services - 3.9% Alpine Group, Inc. * Correctional Services Corp. * Detection Systems, Inc. Summa Industries * URS Corp. *	16,625 54,250 23,887 63,750 $ 43,725
		202,237

7,500	Industrial Machinery - 2.0% NUR Macroprinters *	100,312

1,300 4,700 7,500	Construction Products -3.9% Aaon Inc. MFRI Inc. * Richton International Corp.	31,200 16,450 152,812
		200,462

65,000	Building Services - 2.0% Engle Homes, Inc.	101,156
350	Conglomerates - 0.3% Lynch Corp. *	16,450
1,500 5,300 2,225	Computer/Office Equipment - 4.6% 3Com Corp. * Integral Systems, Inc. * Palm, Inc.	28,781 88,112 117,785
		234,679

4,501 10,000 5,044 4,300 15,000 2,400	Computer Software/Services -6.4% Altris Software, Inc. * Navidec * Peregrine Systems * Red Hat, Inc. * Sento Corp. * Software Spectrum, Inc. *	0 77,500 95,520 73,368 60,000 23,700
		330,090

700	Electronics/Semiconductors - 1.6% Cree, Inc. *	81,375

3,300 3,300 1,400 9,500	Computer Electronics - 4.3% Aztec Manufacturing Company * Kopin Corp. * Plexus Corp. * WPI Group, Inc. *	61,875 59,400 98,700 0
		219,975

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2000 (Unaudited)

Shares		Value (Note 1-A)
	COMMON STOCKS – 90.7%

1,600	Miscellaneous Technology - 0.9% Dionex Corp.	$ 44,200

1,155 17,600 10,000	Telecommunications Equipment - 9.0% Converse Technology, Inc. * Gentner Common * Xeta Tech. *	124,740 216,700 118,750
		460,190

700 332	Telecommunications Services - 1.5% Lynch Interactive Corp. * Voicestream Wireless Corp.	39,200 38,532
		77,732

3,200	Aerospace/Defense - 1.0% DRS Technologies *	52,000

16,000	Oil Machinery/Services/Drilling - 3.1% Key Energy Group, Inc. *	157,000

5,000	Diversified Financial - 2.9% Actrade International Ltd. *	150,312

8,000	Transportation - 0.2% At Track Communications, Inc. *	9,000

2,000 1,500 7,000 2,500 23,000 2,800	Business Services - 8.1% Costar Group, Inc. * Diamond Technology Partners * Meta Group, Inc. * TeleTch Holdings * Total Research Warrantech Corp. *	74,000 111,375 86,625 61,875 80,500 0
		414,375

5,500	Unclassified - 0.9% BI Industries	45,203

	Total Common Stocks (Cost $3,811,540)	4,660,300

LIMITED PARTNERSHIPS – 1.9%

971	Building Materials - 1.9% Wing Partners *	$ 97,136

Principal Amount		Value (Note 1-A)
SHORT-TERM INVESTMENTS – 4.0%

$381,740	UMB Bank Short-Term Authorized Demand Notes (Cost $323,783)	$ 323,783

Total Investments (Cost $3,811,540) (a)	99.9%	5,140,477
Liabilities in Excess of Other Assets - Net	0.1%	5,853
Net Assets	100.00%	$ 5,146,330

* Non income producing security

(a) Aggregate cost for federal income tax purpose is $3,811,540.

At September 30, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Gross unrealized appreciation
Gross unrealized depreciation
Net unrealized appreciation	$ 1,692,571 (1,687,033) $ 5,538

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Period July 31, 2000 to September 30, 2000(Unaudited)

ASSETS
Investments at market value, (Identified cost $3,811,540) (Note 1-A)	$ 4,770,624
Cash	381,557
Receivable for investment securities sold	0
Interest receivable	2,363
Dividends receivable	139
Receivable for Fund shares sold	0
Insurance and Reserves	0
Total assets	5,154,683

LIABILITIES
Payable for investment securities purchased	0
Payable for fund shares redeemed	0
Advisory fee payable	4,397
Service fees payable	3,958
Total liabilities	8,355

NET ASSETS (Applicable to 1,092,044 shares outstanding, unlimited shares authorized)	$ 5,146,330

NET ASSET VALUE OFFERING AND REPURCHASE PRICE PER SHARE ($5,146,330 ÷ 387,206.467 shares)	$ 13.29

NET ASSETS
          At September 30, 2000, net assets consisted of:
                Paid-in capital
               Undistributed net investment income
               Accumulated net realized loss on investments
               Net unrealized appreciation
Extraordinary items	$ 4,376,423 (7,585) (98,394) 861,923 13,963 $ 5,146,330

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

STATEMENT OF OPERATIONS

Period July 31, 2000 to September 30, 2000(Unaudited)

INVESTMENT INCOME
Income Dividends Interest income Extraordinary income	$ 560 8,439 13,963
Total income	22,962

Expenses Management fee (Note 2) Service fees Note 2)	8,729 7,856
Total expenses	16,585
Net investment income	6,377

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Income Net realized loss from security transactions Unrealized appreciation of investments	(98,394) 861,923
Net gain on investments	763,529
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 769,906

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period July 31, 2000 to September 30, 2000(Unaudited)

Period July 31, 2000 to September 30, 2000

INCREASE (DECREASE) IN NET ASSETS FROM

Operations Net investment income Net realized gain (loss) on investments Increase (decrease) in unrealized appreciation of investments	$ 6,377 (98,394) 861,923
Net increase (decrease) in net assets resulting from operations	769,906

Distributions to shareholders from Net investment income ($0.00 and $0.06 per share, respectively) Realized gains ($0.00 and $1.15 per share, respectively)	-- --
Total distributions	--
Capital share transactions (a) Increase (Decrease) in net assets resulting from capital share transactions	287,776
Total increase (decrease) in net assets	1,057,682

NET ASSETS Beginning of period	3,318,741
End of period (including undistributed net investment income of $7,585 and $0, respectively)	$ 5,146,329

(a)     Summary of capital share activity follows:

	Two-Months Ended September 30, 2000

	Shares	Value

Shares sold	23,864	$ 317,937
Shares issued on reinvested of distributions	0	0
	23,846	$ 317,937
Shares redeemed	(2,162)	(30,161)
Net increase	21,684	$ 287,776

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the two month period)

Two-Months Ended September 30, 2000
Per Share Operating performance Net asset value, beginning of year	$13.26

Income from investment operations -
Net investment income	0.017
Net realized and unrealized gain (loss) on investments	2.584

Total from investment operations	2.601
Less distributions from
Net investment income	--
Realized gains	--
Total distributions	--
Net asset value, end of year	$13.29

Total Return	0.2%

RATIOS/SUPPLEMENTAL DATA Net assets, end of period ($000)	$5,146

Ratios to average net assets Expenses Net investment income	0.33% 0.13%

Portfolio turnover rate	25%

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2000

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Emerging Growth Fund (the “Fund”) is a series of shares of the Cornercap Group of Funds and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 31, 2000. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

  Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  Security Transactions, Investment Income and Other - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

  Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  Accounting Estimates - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CORNERCAP EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2000

(2)	TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.4% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)	PURCHASES AND SALES OF SECURITIES

For the period July 31, 2000 to ended September 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,889,717 and $3,475,518 respectively.

(4)	FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its share-holders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.